Property and Equipment, Net	9 Months Ended
Sep. 30, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, Net	Property and Equipment, Net
Property and equipment, net consisted of the following (in thousands):

	September 30,	December 31,
	2022	2021
Lab equipment	$28,653	$34,091
Office equipment	3,087	3,463
Furniture and fixtures	1,124	1,363
Leasehold improvements	12,348	14,904
Assets under construction	11,108	2,436
Less: accumulated depreciation and impairment	(23,846)	(22,716)
Total property and equipment, net	$32,474	$33,541

Depreciation expense for the three months ended September 30, 2022 and 2021 was $1.8 million and $2.4 million, respectively, and for the nine months ended September 30, 2022 and 2021 was $5.7 million and $6.5 million, respectively.